Financial Risk Management (Details 1) - Currency risk [member] € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)
Monetary items [Member] | USD currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts		$ 2,092,501					$ 2,084,406
Exchange rate	30.8020	30.8020	30.8020	30.8020	30.8020	29.840	29.840	29.840	29.840	29.840
Financial Assets, Carrying Amount	$ 64,453,216					$ 62,198,675
Financial Liabilities, Foreign currency amounts		$ 1,188,175					$ 1,048,371
Financial Liabilities, Carrying Amount	$ 36,598,166					$ 31,283,391
Monetary items [Member] | JPY currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts | ¥			¥ 11,872,572					¥ 10,228,194
Exchange rate	0.2775	0.2775	0.2775	0.2775	0.2775	0.2644	0.2644	0.2644	0.2644	0.2644
Financial Assets, Carrying Amount	$ 3,294,639					$ 2,704,334
Financial Liabilities, Foreign currency amounts | ¥			¥ 25,296,499					¥ 27,100,546
Financial Liabilities, Carrying Amount	$ 7,019,778					$ 7,165,384
Monetary items [Member] | EUR currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts | €					€ 29,681					€ 46,517
Exchange rate	35.2036	35.2036	35.2036	35.2036	35.2036	35.632	35.632	35.632	35.632	35.632
Financial Assets, Carrying Amount	$ 1,044,878					$ 1,657,494
Financial Liabilities, Foreign currency amounts | €					€ 209					€ 418
Financial Liabilities, Carrying Amount	$ 7,358					$ 14,894
Nonmonetary items [Member] | USD currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts		$ 2,799					$ 3,300
Exchange rate	30.8020	30.8020	30.8020	30.8020	30.8020	29.840	29.840	29.840	29.840	29.840
Financial Assets, Carrying Amount	$ 86,215					$ 98,472
Nonmonetary items [Member] | RMB currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts | ¥				¥ 20,258					¥ 19,426
Exchange rate	4.4813	4.4813	4.4813	4.4813	4.4813	4.5697	4.5697	4.5697	4.5697	4.5697
Financial Assets, Carrying Amount	$ 90,782					$ 88,771